Bahl & Gaynor Income Growth Fund

Class A Shares (Ticker Symbol: AFNAX)

Class C Shares (Ticker Symbol: AFYCX)

Class I Shares (Ticker Symbol: AFNIX)

A series of Investment Managers Series Trust

Supplement dated January 5, 2026, to the currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, J. Eric Strange, CFA no longer serves as a portfolio manager of the Bahl & Gaynor Income Growth Fund (the “Fund”). Accordingly, all references in the Prospectus, SAI and Summary Prospectus to Mr. Strange as a portfolio manager of the Fund are hereby deleted. The following individuals will continue to serve as portfolio managers of the Fund:

Name and Title	Managed the Fund Since:
Vere W. Gaynor – Co-Founder	July 5, 2012
Charles A. Pettengill, CFA, CIC, CPA – Board Chairman, Portfolio Manager and Principal	July 5, 2012
Eleanor K. Moffat, CFA, CIC – Vice President, Portfolio Manager and Principal	July 5, 2012
Scott D. Rodes, CFA, CIC – Portfolio Manager and Principal	July 5, 2012
Edward A. Woods, CFA, CIC – Portfolio Manager and Principal	July 5, 2012
John B. Schmitz, CFA, CIC – Portfolio Manager and Principal	July 5, 2012
Ellis D. Hummel, CFP – Portfolio Manager and Principal	July 5, 2012
Stephanie S. Thomas, CFA – Managing Director, Portfolio Manager and Principal	January 2, 2013
Nicholas W. Puncer, CFA, CFP® – Managing Director, Portfolio Manager and Principal	November 1, 2014
Christopher M. Rowane, CFA – Portfolio Manager and Principal	November 1, 2014
W. Jeff Bahl – Portfolio Manager and Principal	November 1, 2014
James E. Russell, Jr., CFA – Portfolio Manager and Principal	January 2, 2015
Kevin T. Gade, CFA, CFP® – Chief Operating Officer, Portfolio Manager and Principal	June 30, 2019
Peter M. Kwiatkowski, CFA – Chief Investment Officer, Portfolio Manager and Principal	June 30, 2019
Keith H. Rennekamp, CFA, CFP® – Portfolio Manager and Principal	June 30, 2019
Robert S. Groenke – Chief Executive Officer, President, Portfolio Manager and Principal	June 30, 2021

Please file this Supplement with your records.